Revenue and segment reporting - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 1,994,443
Revenue	1,375,790	¥ 1,027,373	¥ 1,022,795
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,223,868	932,102	940,108
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	151,922	95,271	82,687
Discontinued operations.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	618,653	489,699	490,542
Discontinued operations. | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	463,543	384,371	375,012
Discontinued operations. | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155,110	105,328	115,530
K-12 educational services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,111,585	861,923	754,493
K-9 Compulsory Curriculum Education Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	618,653	489,699	490,542
Educational training services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	204,221	121,611	230,510
Education and management services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 59,984	¥ 43,839	¥ 37,792